Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					2 Months Ended	12 Months Ended
	Sep. 04, 2024 USD ($) $ / shares	Sep. 04, 2024 CNY (¥)	Mar. 26, 2024 USD ($) $ / shares	Mar. 26, 2024 CNY (¥)	Mar. 12, 2025 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 12, 2025 CNY (¥)
Dividends Payable [Line Items]
Common stock | $						$ 0	$ 0
S 2024 Q1 Dividends
Dividends Payable [Line Items]
Common stock			$ 14,792,000	¥ 106,766
Dividends payable, Declared date			Mar. 26, 2024	Mar. 26, 2024
Common Stock, Dividends per share			$ 0.004
Dividends payable, Date of record			Apr. 19, 2024	Apr. 19, 2024
S 2024 Q3 Dividends
Dividends Payable [Line Items]
Common stock	$ 7,298	¥ 51,905
Dividends payable, Declared date	Sep. 04, 2024	Sep. 04, 2024
Common Stock, Dividends per share	$ 0.002
Dividends payable, Date of record	Oct. 11, 2024	Oct. 11, 2024
Subsequent Event | O 2025 Q1 Dividends
Dividends Payable [Line Items]
Dividends payable, Declared date					Mar. 12, 2025
Common Stock, Dividends per share					$ 0.002
Dividends payable, Date of record					Apr. 11, 2025
Dividends payable, Date to be paid					Apr. 30, 2025
Amount of dividend					$ 7,278			¥ 53,126
American depositary shares | S 2024 Q1 Dividends
Dividends Payable [Line Items]
Common Stock, Dividends per share			$ 0.04
American depositary shares | S 2024 Q3 Dividends
Dividends Payable [Line Items]
Common Stock, Dividends per share	$ 0.02
American depositary shares | Subsequent Event | O 2025 Q1 Dividends
Dividends Payable [Line Items]
Common Stock, Dividends per share					$ 0.02
Dividends payable, Date to be paid					May 02, 2025